First Great-West Life & Annuity Insurance Company

50 Main Street

White Plains, New York 10606

May 4, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	First Great-West Life & Annuity Insurance Company
Variable Annuity-2 Series Account (“Registrant”)
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-177070 & 811-05961

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for Registrant pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies that:

1.	The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Amendment No. 2 to the Registrant’s registration statement on Form N-4, the most recent amendment to the Registrant’s registration statement; and

2.	The text of Amendment No. 2 to the Registrant’s registration statement on Form N-4, the most recent amendment to the Registrant’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on May 1, 2012.

If you should require any additional information regarding the foregoing, please contact the undersigned at (303) 737-3011.

Variable Annuity-2 Series Account

(Registrant)

By:  /s/ Matthew D. Maxwell

Matthew D. Maxwell

Counsel

First Great-West Life & Annuity Insurance Company